Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017
Income Taxes Details Narrative
Net deferred tax assets	$ 0
Valuation allowance	100.00%
Accumulated deficit	$ (110,797)	$ (344,134)
Deferred tax asset/recovery	$ 38,779